Investment in Associates and Joint Ventures	9 Months Ended
Jul. 31, 2022
Investments accounted for using equity method [abstract]
Investment in Associates and Joint Ventures
NOTE 7:  INVESTMENT IN ASSOCIATES AND JOINT VENTURES
INVESTMENT IN THE CHARLES SCHWAB CORPORATION
The Bank has significant influence over The Charles Schwab Corporation (“Schwab”) and the ability to participate in the financial and operating policy-making decisions of Schwab through a combination of the Bank’s ownership, board representation and the insured deposit account agreement between the Bank and Schwab (the “Schwab IDA Agreement”). As such, the Bank accounts for its investment in Schwab using the equity method. The Bank’s share of Schwab’s earnings available to common shareholders is reported with a one-month
lag. The Bank takes into account changes in the subsequent period that would significantly affect the results.
As at July 31, 2022, the Bank’s reported investment in Schwab was approximately
 13.4% (October 31, 2021 – 13.4%), consisting of
9.6
% of the outstanding voting common shares and the remainder in non-voting
common shares of Schwab with a fair value of $22 billion (US$18 billion) (October 31, 2021 – $26 billion (US$21 billion)) based on the closing price of US$69.05 (October 31, 2021 – US$82.03) on the New York Stock Exchange.
The Bank and Schwab are party to a stockholder agreement (the “Stockholder Agreement”) under which the Bank has the right to designate two members of Schwab’s Board of Directors and has representation on two Board Committees, subject to the Bank meeting certain conditions. The Bank’s designated directors currently are the Bank’s Group President and Chief Executive Officer and the Bank’s Chair of the Board. Under the Stockholder Agreement, the Bank is not permitted to own more than 9.9% voting common shares of Schwab, and the Bank is subject to customary standstill restrictions and subject to certain exceptions, transfer restrictions. In addition, the Schwab IDA Agreement has an initial expiration date of July 1, 2031.
On August 1, 2022, in order to provide the capital required for the acquisition of Cowen Inc. (“Cowen”), the Bank sold 28.4 million non-voting common shares of
Schwab at a price of US$66.53 per share
 for proceeds of
approximately $2.4 billion
(
US$1.9 billion
)
. Approximately 15

million shares were sold to Schwab pursuant to a repurchase agreement at a price equal to the price obtained in the sale
of

13.4

million shares sold to a broker dealer pursuant to Rule 144 of the
Securities Act
of 1933
. All shares sold automatically converted into shares of Schwab voting common stock and the shares acquired by Schwab are no longer outstanding. The sales reduced the Bank’s ownership interest in Schwab from approximately
13.4
% to
12.0
%.

The Bank is expected to recognize approximately $1 billion (US$770 million) as other income (net of $370 million (US$290 million) loss from AOCI reclassified to earnings)
,
in the fourth quarter of fiscal 2022.

The condensed financial statements of Schwab, based on its most recent published consolidated financial statements, are included in the following tables. The carrying value of the Bank’s investment in Schwab of $9.5 billion as at July 31, 2022 (October 31, 2021 – $11.1 billion) represents the Bank’s share of Schwab’s stockholders’ equity, adjusted for goodwill, other intangibles, and cumulative translation adjustment. The Bank’s share of net income from its investment in Schwab of $268 million and $701 million during the three and nine months ended July 31, 2022, respectively (three and nine months ended July 31, 2021 – $170 million and $561 million, respectively), reflects net income after adjustments for amortization of certain intangibles net of tax.

Condensed Consolidated Balance Sheet
(millions of Canadian dollars)		As at
	June 30 2022	September 30 2021
Assets
Receivables from brokerage clients, net	$97,983	$107,118
Investment securities	470,280	466,536
Other assets	252,305	178,247
Total assets	$820,568	$751,901
Liabilities
Bank deposits	$568,880	$489,192
Payables to brokerage clients	147,856	139,913
Other liabilities	46,542	51,706

Total liabilities	763,278	680,811

Stockholders’ equity	57,290	71,090
Total liabilities and stockholders’ equity	$820,568	$751,901

Condensed Consolidated Statement of Income
(millions of Canadian dollars, except as noted)	For the three months ended		For the nine months ended
	June 30 2022	June 30 2021	June 30 2022	June 30 2021
Net Revenues
Net interest revenue	$3,247	$2,391	$8,710	$7,168
Asset management and administration fees	1,343	1,286	4,094	3,859
Trading revenue and other	1,911	1,883	5,546	5,946
Total net revenues	6,501	5,560	18,350	16,973
Expenses Excluding Interest
Compensation and benefits	1,820	1,619	5,541	5,252
Other	1,778	1,830	5,028	5,205
Total expenses excluding interest	3,598	3,449	10,569	10,457
Income before taxes on income	2,903	2,111	7,781	6,516
Taxes on income	614	558	1,725	1,605
Net income	2,289	1,553	6,056	4,911
Preferred stock dividends and other	180	182	502	415
Net Income available to common stockholders	2,109	1,371	5,554	4,496
Other comprehensive income (loss)	(6,353)	1,879	(21,911)	(4,221)
Total comprehensive income (loss)	$(4,244)	$3,250	$(16,357)	$275
Earnings per common shares outstanding – basic (Canadian dollars)	$1.11	$0.73	$2.93	$2.40
Earnings per common shares outstanding – diluted (Canadian dollars)	1.11	0.72	2.92	2.39